Common and preferred shares and other equity instruments - Summary of Outstanding Shares and Dividends Paid (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($) $ / shares shares	Oct. 31, 2025 CAD ($) $ / shares shares	Oct. 31, 2024 CAD ($) $ / shares shares	Oct. 31, 2024 CAD ($) $ / shares shares	Oct. 31, 2023 CAD ($) shares
Disclosure of classes of share capital [line items]
Dividends and distributions paid per share | $ / shares	$ 3.88		$ 3.6
Amount	$ 64,413	$ 64,413	$ 59,007	$ 59,007
Non cumulative Series 39 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid			$ 11
Dividends and distributions paid per share | $ / shares			$ 0.7
Non cumulative Series 41 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares | shares			12,000,000	12,000,000
Amount			$ 300	$ 300
Dividends and distributions paid	$ 3		$ 12
Dividends and distributions paid per share | $ / shares	$ 0.24		$ 0.98
Non cumulative Series 43 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares | shares			12,000,000	12,000,000
Amount			$ 300	$ 300
Dividends and distributions paid	$ 7		$ 9
Dividends and distributions paid per share | $ / shares	$ 0.59		$ 0.79
Non cumulative Series 47 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares | shares	18,000,000	18,000,000	18,000,000	18,000,000
Amount	$ 450	$ 450	$ 450	$ 450
Dividends and distributions paid	$ 26		$ 27
Dividends and distributions paid per share | $ / shares	$ 1.47		$ 1.47
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares | shares	926,610,598	926,610,598	942,285,419	942,285,419
Amount	$ 16,842	$ 16,842	$ 17,009	$ 17,009
Dividends and distributions paid	$ 3,629		$ 3,382
Dividends and distributions paid per share | $ / shares	$ 3.88		$ 3.6
Number of shares | shares	926,614,036	926,614,036	942,294,598	942,294,598	931,098,941
Amount	$ 16,845	$ 16,845	$ 17,011	$ 17,011	$ 16,082
Preference shares [member]
Disclosure of classes of share capital [line items]
Amount	1,700	1,700	2,150	2,150
Dividends and distributions paid	123		143
Amount	$ 6,369	$ 6,369	4,946	$ 4,946	$ 4,925
Non cumulative Series 49 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid			$ 8
Dividends and distributions paid per share | $ / shares			$ 0.65
Non cumulative Series 51 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid			$ 10
Dividends and distributions paid per share | $ / shares			$ 0.97
Non cumulative Series 56 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares | shares	600,000	600,000	600,000	600,000
Amount	$ 600	$ 600	$ 600	$ 600
Dividends and distributions paid	$ 44		$ 44
Dividends and distributions paid per share | $ / shares	$ 73.65		$ 73.65
Non cumulative Series 57 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares | shares	500,000	500,000	500,000	500,000
Amount	$ 500	$ 500	$ 500	$ 500
Dividends and distributions paid	$ 37		$ 22
Dividends and distributions paid per share | (per share)	$ 73.37			$ 42.92
Non cumulative Series 61 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares | shares	150,000	150,000
Amount	$ 150	$ 150
Dividends and distributions paid	$ 6
Dividends and distributions paid per share | $ / shares		$ 37.95
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares | shares	3,438	3,438	9,179	9,179
Amount	$ 3	$ 3	$ 2	$ 2
Treasury shares [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares | shares	(1,223)	(1,223)	(3,778)	(3,778)
Amount	$ (1)	$ (1)	$ (4)	$ (4)
Other equity Instruments [member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid	241		120
Amount	4,670	$ 4,670	2,800	$ 2,800
Other equity Instruments [member] | 4.375% Limited Recourse Capital Notes Series One [member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid	$ 30		$ 33
Annual interest rate percentage	4.375%	4.375%	4.375%	4.375%
Amount			$ 750	$ 750
Other equity Instruments [member] | 4.000% Limited Recourse Capital Notes Series Two [Member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid	$ 30		$ 30
Annual interest rate percentage	4.00%	4.00%	4.00%	4.00%
Amount	$ 750	$ 750	$ 750	$ 750
Other equity Instruments [member] | 7.150% Limited Recourse Capital Notes Series Three [Member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid	$ 57		$ 57
Annual interest rate percentage	7.15%	7.15%	7.15%	7.15%
Amount	$ 800	$ 800	$ 800	$ 800
Other equity Instruments [member] | 6.987% Limited Recourse Capital Notes Series Four [Member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid	$ 38
Annual interest rate percentage	6.987%	6.987%	6.987%	6.987%
Amount	$ 500	$ 500	$ 500	$ 500
Other equity Instruments [member] | 6.950% Limited Recourse Capital Notes Series Five [Member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid	$ 48
Annual interest rate percentage	6.95%	6.95%
Amount	$ 693	$ 693
Other equity Instruments [member] | 6.369% Limited Recourse Capital Notes Series Six [Member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid	$ 17
Annual interest rate percentage	6.369%	6.369%
Amount	$ 450	$ 450
Other equity Instruments [member] | 7.000% Limited Recourse Capital Notes Series Seven [Member]
Disclosure of classes of share capital [line items]
Dividends and distributions paid	$ 21
Annual interest rate percentage	7.00%	7.00%
Amount	$ 1,027	$ 1,027
Other equity Instruments [member] | 6.369% Limited Recourse Capital Notes Series Eight [Member]
Disclosure of classes of share capital [line items]
Annual interest rate percentage	5.898%	5.898%
Amount	$ 450	$ 450